Insurance Contracts - Summary of Technical Reserves with Reinsurance Assets (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of technical reserves with reinsurance assets [Abstract]
Reinsurance claims	R$ 57	R$ 52	R$ 52
Reinsurance premiums	10	15	R$ 24
Closing balance	R$ 67	R$ 67